Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property and Equipment

in € m.	Owner occupied properties	Furniture and equipment	Leasehold improvements	Construction-in- progress	Property and equipment owned (IAS 16)	Right-of-use for leased assets (IFRS 16)	Total
Cost of acquisition:
Balance as of January 1, 2024	441	2,393	3,078	461	6,374	6,507	12,881
Changes in the group of consolidated companies	—	(1)	—	—	(1)	—	(1)
Additions	1	128	107	293	528	145	673
Transfers	106	77	334	(394)	122	237	360
Reclassifications (to)/ from “held for sale”	—	—	—	—	—	—	—
Disposals	—	199	281	1	482	156	638
Exchange rate changes	(1)	33	59	1	93	115	208
Balance as of December 31, 2024	547	2,431	3,298	360	6,636	6,848	13,484
Changes in the group of consolidated companies	—	—	—	—	—	—	—
Additions	1	95	49	297	443	102	545
Transfers	20	52	367	(439)	(1)	355	355
Reclassifications (to)/ from “held for sale”	—	—	(5)	—	(5)	—	(5)
Disposals	3	109	148	—	260	132	392
Exchange rate changes	—	(88)	(132)	(3)	(223)	(254)	(477)
Balance as of December 31, 2025	564	2,381	3,429	215	6,590	6,920	13,510
Accumulated depreciation and impairment:
Balance as of January 1, 2024	264	2,033	1,900	1	4,198	2,498	6,696
Changes in the group of consolidated companies	—	(1)	—	—	(1)	—	(1)
Depreciation	5	126	266	—	397	548	945
Impairment losses	14	1	19	—	34	34	67
Reversals of impairment losses	—	—	—	—	—	2	2
Transfers	104	20	1	1	126	—	126
Reclassifications (to)/ from “held for sale”	—	—	—	—	—	—	—
Disposals	—	196	278	1	475	153	628
Exchange rate changes	—	29	29	—	57	30	87
Balance as of December 31, 2024	386	2,014	1,936	1	4,337	2,954	7,291
Changes in the group of consolidated companies	—	—	—	—	—	—	—
Depreciation	8	123	265	—	397	511	908
Impairment losses	—	—	2	—	2	7	9
Reversals of impairment losses	—	—	—	—	—	6	6
Transfers	—	—	—	—	—	—	—
Reclassifications (to)/ from “held for sale”	—	—	(3)	—	(3)	—	(3)
Disposals	3	108	132	—	244	131	375
Exchange rate changes	—	(75)	(73)	—	(149)	(88)	(237)
Balance as of December 31, 2025	391	1,954	1,994	1	4,340	3,246	7,586

Carrying amount:
Balance as of December 31, 2024	161	417	1,361	360	2,299	3,894	6,193
Balance as of December 31, 2025	173	428	1,435	214	2,250	3,673	5,924